Short and long-term documents: (Tables)	12 Months Ended
Dec. 31, 2023
Short and long-term documents:
Schedule of long-term debt

Performance	2.39%
Spread credit (bps)	+336
Coupon	5.75%

Performance	6.75%

At December 31, 2022 the integration of the debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$255	Ps.	6,602,407	Ps.	(222,568)	Ps.	(58,185)	Ps.	323,993	Ps.	5,997,661	Ps.	6,039,845
Bond	200,000	2,733		3,947,522						53,222		3,894,300		3,148,566
	$600,000	$2,988	Ps.	10,549,929	Ps.	(222,568)	Ps.	(58,185)	Ps.	377,215	Ps.	9,891,961	Ps.	9,188,411

At December 31, 2023 the integration of the debt is shown as follows:

	Original debt	Interest	Credit line		Principal amortization		Interest		Term				Fair
	used in thousand USD	in thousand USD	in pesos		in pesos		in pesos		Short		Long		value
Bond	$400,000	$(4,804)	Ps.	5,553,784	Ps.	(200,535)	Ps.	(35,047)	Ps.	297,803	Ps.	5,020,399	Ps.	5,702,759
Bond	200,000	2,733		3,430,040				5		46,245		3,383,800		3,324,656
	$600,000	$(2,071)	Ps.	8,983,824	Ps.	(200,535)	Ps.	(35,042)	Ps.	344,048	Ps.	8,404,199	Ps.	9,027,415